SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Number of shares reserved for future grants	1,349,629
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 258,759
Unrecognized share based compensation expense recognition period	2 years 6 months 3 days
Total fair value of RSUs and PSUs vested	$ 135,873	$ 117,812	$ 113,918
Employee Stock Purchase Plan ("ESPP")
Class of Stock [Line Items]
Number of shares reserved for future grants	88,002
Percentage of amount not exceeding share based compensation employees receive.	15.00%
Number of ordinary shares reserved	125,000
Increase in number of ordinary shares	1,000,000
Percentage of fair value of ordinary shares	85.00%
Number of increase in ordinary shares reserved for issuance	150,000
PSU
Class of Stock [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 372,306